Investments and Derivative Instruments (Cash Flow Hedges) (Details) (Cash flow hedges [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments Gain (Loss) [Line Items]
Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	$ 8	$ 240	$ 235
Net Realized Capital Gains (Losses) Recognized in Income on Derivative (Ineffective Portion)	0	(2)	1
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	178	82	54
Interest Rate Swap [Member]
Derivative Instruments Gain (Loss) [Line Items]
Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	26	245	232
Net Realized Capital Gains (Losses) Recognized in Income on Derivative (Ineffective Portion)	0	(2)	2
Interest Rate Swap [Member] | Net realized capital gains (losses) [Member]
Derivative Instruments Gain (Loss) [Line Items]
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	85	6	5
Interest Rate Swap [Member] | Net Investment Income [Member]
Derivative Instruments Gain (Loss) [Line Items]
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	97	77	56
Foreign Currency Swap [Member]
Derivative Instruments Gain (Loss) [Line Items]
Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	(18)	(5)	3
Net Realized Capital Gains (Losses) Recognized in Income on Derivative (Ineffective Portion)	0	0	(1)
Foreign Currency Swap [Member] | Net realized capital gains (losses) [Member]
Derivative Instruments Gain (Loss) [Line Items]
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	$ (4)	$ (1)	$ (7)